Fair Value Measurements (Schedule Of Level 3 Financial Instruments) (Details) (Fuel Swap Contract Assets (Liabilities) [Member], USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Information relating to the significant unobservable inputs of Level 3 financial instruments
Fair value at the end of the period	$ (1)	$ 1	$ 2
Discounted Cash Flows [Member] | Minimum [Member]
Information relating to the significant unobservable inputs of Level 3 financial instruments
Forward Unleaded Price per Gallon (in dollars per gallon)	3.14	3.20	3.36
Discounted Cash Flows [Member] | Maximum [Member]
Information relating to the significant unobservable inputs of Level 3 financial instruments
Forward Unleaded Price per Gallon (in dollars per gallon)	3.99	3.87	3.73
Discounted Cash Flows [Member] | Weighted Average [Member]
Information relating to the significant unobservable inputs of Level 3 financial instruments
Forward Unleaded Price per Gallon (in dollars per gallon)	3.61	3.60	3.55